Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities [Abstract]
Schedule of Breakdown for Other Current Liabilities
The following table provides a breakdown for other current liabilities:

	At December 31,
(€ thousands)	2022	2021
Due to employees	44,705	51,847
VAT and other taxes	15,102	28,609
Accrued expenses	23,162	15,319
Social security institutions	11,660	8,683
Deferred income	7,650	3,591
Other current liabilities	16,549	16,307
Total other current liabilities	118,828	124,356